Summary of Significant Accounting Policies - Schedule of Currency Exchange Rate (Details)	Dec. 31, 2025	Dec. 23, 2025	Dec. 31, 2024	Dec. 31, 2023
Items in the Statements of Operations and Cash Flows [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.1875	7.1913	7.1957	7.0809
Items in the Statements of Operations and Cash Flows [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.1875	7.1913	7.803	7.8292
Balance Sheet Items, Except for Equity Accounts [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	6.9931	7.028	7.2993	7.0999
Balance Sheet Items, Except for Equity Accounts [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	6.9931	7.028	7.7677	7.8109